Borrowings, Bank Borrowings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Facility	Dec. 31, 2024 USD ($) Facility	Dec. 10, 2025 USD ($)	Nov. 24, 2025 USD ($)	Aug. 22, 2025 USD ($)	Jul. 21, 2025 USD ($)	Jun. 30, 2025 USD ($)	May 27, 2025 USD ($)	Jul. 11, 2024 USD ($)
Bank Borrowings [Abstract]
Outstanding amount	$ 1,122,976	$ 1,122,249
Credit Facility [Member]
Bank Borrowings [Abstract]
Number of facilities | Facility	8	10
US$473 Million Facility [Member]
Bank Borrowings [Abstract]
Credit facility, maximum borrowing capacity	$ 473,000
Outstanding amount	49,897
US$84 Million Facility [Member]
Bank Borrowings [Abstract]
Credit facility, maximum borrowing capacity	84,000								$ 84,000
Outstanding amount	$ 71,050
Maturity date	2029
Refinanced borrowings						$ 84,000
US$40 Million Facility [Member]
Bank Borrowings [Abstract]
Credit facility, maximum borrowing capacity	$ 40,000
Outstanding amount	$ 33,007
Maturity date	2029
US$303 Million Facility [Member]
Bank Borrowings [Abstract]
Credit facility, maximum borrowing capacity	$ 303,000
Outstanding amount	0
US$715 Million Facility [Member]
Bank Borrowings [Abstract]
Credit facility, maximum borrowing capacity	715,000					715,000
Outstanding amount	637,000
US$175 Million Facility [Member]
Bank Borrowings [Abstract]
Credit facility, maximum borrowing capacity	175,000
Outstanding amount	160,000
US$216 Million Facility [Member]
Bank Borrowings [Abstract]
Refinanced borrowings						$ 216,000
US$374 Million Facility [Member]
Bank Borrowings [Abstract]
Cancelled borrowings							$ 374,000
US$106 Million Credit facility [Member]
Bank Borrowings [Abstract]
Refinanced borrowings									$ 106,000
US$473 Million Credit facility [Member]
Bank Borrowings [Abstract]
Partially cancelled borrowing								$ 473,000
Term Loan [Member]
Bank Borrowings [Abstract]
Maturity of borrowings				$ 39,000
Term Loan One [Member]
Bank Borrowings [Abstract]
Credit facility, maximum borrowing capacity	$ 413,000
Maturity date	2026
Revolving Credit Facility [Member]
Bank Borrowings [Abstract]
Credit facility, maximum borrowing capacity			$ 175,000
Maturity of borrowings					$ 39,000
Revolving Credit Facility [Member] | Bottom of Range [Member]
Bank Borrowings [Abstract]
Credit facilities, commitment fees as a percentage of facilities' margin	35.00%	35.00%
Revolving Credit Facility [Member] | Top of Range [Member]
Bank Borrowings [Abstract]
Credit facilities, commitment fees as a percentage of facilities' margin	40.00%	40.00%
Revolving Credit Facility One [Member]
Bank Borrowings [Abstract]
Credit facility, maximum borrowing capacity	$ 60,000
Maturity date	2026
Revolving Credit Facility Two [Member]
Bank Borrowings [Abstract]
Credit facility, maximum borrowing capacity	$ 303,000
Maturity date	2029
Revolving Credit Facility Three [Member]
Bank Borrowings [Abstract]
Credit facility, maximum borrowing capacity	$ 715,000
Maturity date	2032
Revolving Credit Facility Four [Member]
Bank Borrowings [Abstract]
Credit facility, maximum borrowing capacity	$ 175,000
Maturity date	2032
Up to US$175 Million Borrowing Base Facility [Member]
Bank Borrowings [Abstract]
Credit facility, maximum borrowing capacity	$ 175,000
Outstanding amount	$ 47,500
Maturity date	2026
Up to US$175 Million Borrowing Base Facility (with an Accordion Option of up to US$75 million) [Member]
Bank Borrowings [Abstract]
Credit facility, maximum borrowing capacity	$ 175,000
Outstanding amount	$ 57,000
Maturity date	2026
Maximum Borrowing Base Facility, Accordion Option [Member]
Bank Borrowings [Abstract]
Credit facility, maximum borrowing capacity	$ 75,000